Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of significant accounting policies
Currency translation adjustment	¥ (5,176)	$ (740)	¥ 6,602	¥ 9,448
Translation rate calculated for buying rate	6.9931	6.9931